Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS
On November 9, 2012, the Company entered into a definitive Stock Purchase Agreement to purchase all of the issued and outstanding shares of Consorcio Comex, S.A. de C.V. (Comex) for an aggregate purchase price of approximately $2.34 billion, including assumed debt. Comex is a leader in the paint and coatings market in Mexico with headquarters in Mexico City. Completion of the transaction is subject to certain conditions and regulatory approvals.
All completed acquisitions below have been accounted for as purchases and their results of operations have been included in the consolidated financial statements since the date of acquisition.
Effective December 18, 2012, the Company acquired Jiangsu Pulanna Coating Co., Ltd. (Pulanna). Headquartered in Changzhou, China, Pulanna is a leading automotive refinishes coatings manufacturer in China. The acquisition strengthens the Global Finishes Group's established presence in China and its ability to serve automotive customers around the world.
Effective June 1, 2012, the Company acquired Geocel Holdings Corporation. Geocel manufactures innovative caulks, sealants, and adhesives specially designed for tough construction and repair applications in commercial, residential, industrial and transport non-automotive markets. Geocel has operations in both the United States and United Kingdom. The acquisition strengthens the Consumer Group’s sealant and adhesive market position.
The aggregate consideration paid for Pulanna and Geocel was $99,242, net of cash acquired. Both acquisitions resulted in the recognition of goodwill and intangible assets. See Note 4.
The Company acquired a controlling interest in Leighs Paints in July 2011, and the remaining interest in December 2011. Headquartered in Bolton, United Kingdom, Leighs Paints is one of the leading industrial fire protection coatings manufacturers in the world, with a growing global platform driven by technology innovation and quality products. Leighs Paints strengthens the Global Finishes Group’s growing global platform. The aggregate consideration paid for Leighs Paints was $41,824, net of cash acquired. The acquisition resulted in the recognition of goodwill and intangible assets. See Note 4.
The following unaudited pro-forma summary presents consolidated financial information as if Pulanna, Geocel and Leighs Paints had been acquired at the beginning of 2011. The unaudited pro-forma consolidated financial information does not necessarily reflect the actual results that would have occurred had the acquisitions taken place on January 1, 2011 or the future results of operations of the combined companies under ownership and operation of the Company.

	2012	2011
Net sales	$9,589,229	$8,888,661
Net income	641,090	448,751
Net income per common share:
Basic	6.25	4.29
Diluted	6.12	4.20